Derivative Warrant Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Feb. 25, 2026	Feb. 11, 2026
Derivative Warrant Liabilities [Line Items]
Price per share (in Dollars per share)	$ 24.61			$ 2.56	$ 4.3624
Number of shares issued	2,439	94
Cancellation of public warrants		177
Fair value (loss)/gain on warrant liability (in Dollars)		$ 185,064
Fair value of warrants (in Dollars)	$ 605,234	$ 945,096
Common Shares [Member]
Derivative Warrant Liabilities [Line Items]
Price per share (in Dollars per share)	$ 17,895.14
Number of shares issued	2,293,277	90,883
Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Fair value (loss)/gain on warrant liability (in Dollars)		$ 185,064
Fair value of warrants (in Dollars)	$ 215,476	200,096
Private Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Fair value of warrants (in Dollars)
Derivative warrant liability [Member]
Derivative Warrant Liabilities [Line Items]
Number of warrants issued	3,322	3,322
Warrants outstanding	3,322	3,322
Fair value loss (in Dollars)	$ 15,380	$ 694,516
Derivative warrant liability [Member] | Common Shares [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued		177
Derivative warrant liability [Member] | Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of warrants issued	3,169
Price per share (in Dollars per share)	$ 42,963.28
Derivative warrant liability [Member] | Private Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of warrants issued	153